Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		5 Months Ended	9 Months Ended	12 Months Ended	26 Months Ended
	Oct. 23, 2017	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2019
Organization And Business Operations [Line Items]
Net proceeds from sale of units		$ 337,371,706
Warrants price per share			$ 1.50	$ 1.50	$ 1.50
Trust account	$ 345,000,000
Minimum percentage of fair market value of business acquisition to assets in trust account			80.00%	80.00%
Minimum percentage of outstanding voting securities to be acquired for completion of business combination			50.00%	50.00%
Cash		$ 928,388	$ 686,676	$ 892,518	$ 686,676
Annual limit of interest released to fund working capital requirements			750,000	750,000
Proceeds From Withdrawal From Funds Held In Trust For Working Capital Requirement			561,500	750,000	1,500,000
Minimum net tangible assets to complete business combination			$ 5,000,001	$ 5,000,001	5,000,001
Percentage of aggregate common shares that may be redeemed without prior consent			15.00%	15.00%
Maximum interest to pay dissolution expenses				$ 100,000
Interest earned from funds held in trust account for working capital purposes			$ 9,300,000	750,000
Working capital			$ 651,000	$ 909,000	651,000
Location of incorporation			KY
Date of incorporation			Jul. 26, 2017
Proceeds From Withdrawal From Funds Held In Trust For Tax Obligation					$ 1,400,000
Maximum [Member]
Organization And Business Operations [Line Items]
Period from closing of public offering to complete business combination			27 months	27 months
Minimum [Member]
Organization And Business Operations [Line Items]
Period from closing of public offering to complete business combination			24 months	24 months
Sponsors [Member] | Private Placement [Member]
Organization And Business Operations [Line Items]
Number of private placement warrants issued	5,933,334		5,933,334	5,933,334	5,933,334
Warrants price per share	$ 1.50
Proceeds from sale of private placement warrants to sponsors	$ 8,900,000		$ 8,900,000	$ 8,900,000
U.S. Government Securities [Member] | Maximum [Member]
Organization And Business Operations [Line Items]
Debt instrument, maturity period	180 days
Class A Common Stock [Member]
Organization And Business Operations [Line Items]
Net proceeds from sale of units	$ 345,000,000
Offering costs incurred	19,700,000
Deferred underwriting commissions	$ 12,075,000		$ 12,075,000
Initial redemption price			$ 10.00	$ 10.00
Percentage of public shares required to repurchase if business combination is not completed within specified period			100.00%	100.00%
Class A Common Stock [Member] | Initial Public Offering [Member]
Organization And Business Operations [Line Items]
Sale of units	34,500,000	34,500,000
Price per share	$ 10.00
Class A Common Stock [Member] | Over-Allotment Option [Member]
Organization And Business Operations [Line Items]
Sale of units	4,500,000
Class A Common Stock [Member] | Anchor Investors [Member]
Organization And Business Operations [Line Items]
Shares to be sold under forward agreements			15,789,474	15,789,474
Forward agreements price per share			$ 9.50	$ 9.50
Forward agreements, aggregate amount			$ 150,000,000	$ 150,000,000	$ 150,000,000
Class A Common Stock [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Organization And Business Operations [Line Items]
Threshold share price			$ 11.00	$ 11.00
Number of trading days for calculating share price			20 days	20 days
Number of consecutive trading days for calculating share price			30 days	30 days
Share purchase price			$ 0.01	$ 0.01	$ 0.01